Impairment of non-current assets - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of non-current assets
Investment in associates and joint ventures	$ (2,092)	$ (83,644)	$ (69,041)
Offshore International Group
Impairment of non-current assets
Investment in associates and joint ventures			(76,969)
Equion Energy Limited
Impairment of non-current assets
Investment in associates and joint ventures	$ (2,092)	$ (83,644)	$ 7,928